American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value ETF (AVDV)
November 30, 2025

Avantis International Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 9.6%
29Metals Ltd.(1)	7,980,858	2,045,844
Accent Group Ltd.	583,705	384,237
Adairs Ltd.(2)	171,829	210,712
Aeris Resources Ltd.(1)(2)	9,495,413	3,111,318
AIC Mines Ltd.(1)	3,106,305	957,152
Alkane Resources Ltd.(1)	1,081,959	721,202
Alliance Aviation Services Ltd.	134,244	122,114
Amplitude Energy Ltd.(1)(2)	1,146,966	2,101,515
Appen Ltd.(1)(2)	318	150
ARN Media Ltd.	1,042	318
Aurelia Metals Ltd.(1)	6,279,501	968,340
Aurizon Holdings Ltd.	11,789,319	27,648,363
Austal Ltd.(1)	1,198,532	5,149,867
Australian Agricultural Co. Ltd.(1)	232,563	219,542
Australian Finance Group Ltd.	1,512,760	2,377,119
Baby Bunting Group Ltd.(1)(2)	567,940	1,027,042
Bank of Queensland Ltd.	9,638,479	40,667,562
Beach Energy Ltd.(2)	45,843,996	35,459,891
Bega Cheese Ltd.	93,996	369,545
Bendigo & Adelaide Bank Ltd.	2,289,697	15,360,143
Bravura Solutions Ltd.	109,036	182,446
Capricorn Metals Ltd.(1)	1,060,058	10,286,503
Catalyst Metals Ltd.(1)	2,789,309	12,376,603
Cedar Woods Properties Ltd.	602,032	3,509,328
Challenger Ltd.	3,198,536	18,602,808
Champion Iron Ltd.(2)	9,414,116	35,846,571
Coast Entertainment Holdings Ltd.(1)(2)	13,124	4,210
Coronado Global Resources, Inc.	12,724,155	2,300,866
Credit Corp. Group Ltd.	536,898	4,886,608
Duratec Ltd.	166,977	195,520
Dyno Nobel Ltd.	15,762,506	35,228,907
Elders Ltd.	22,899	110,348
Emeco Holdings Ltd.(1)(2)	1,953,112	1,767,249
Emerald Resources NL(1)(2)	242,184	852,899
EVT Ltd.	784,233	7,067,180
Fenix Resources Ltd.	2,953,309	803,753
Findi Ltd.(1)	1,352	1,375
FleetPartners Group Ltd.(1)	3,835,032	7,678,780
Focus Minerals Ltd.(1)	657,167	1,435,120
GenusPlus Group Ltd.	168,780	721,097
GrainCorp Ltd., A Shares	3,716,775	19,682,443
Grange Resources Ltd.(1)	4,529,711	771,954
Greatland Resources Ltd.(1)	296,992	1,469,036
GWA Group Ltd.	298,486	484,628
Harvey Norman Holdings Ltd.	4,075,729	18,530,227
Healius Ltd.	60,954	39,146
Helia Group Ltd.	8,959,673	33,157,872
Humm Group Ltd.(2)	547,656	221,101
IDP Education Ltd.(2)	664,936	2,295,690

Iluka Resources Ltd.	11,011,033	46,553,285
Inghams Group Ltd.	9,257,298	15,038,124
Insignia Financial Ltd.(1)	1,549,984	4,619,201
JB Hi-Fi Ltd.	137,853	8,872,733
Jumbo Interactive Ltd.	23,063	162,611
Karoon Energy Ltd.(2)	23,829,914	24,049,437
Kogan.com Ltd.	157,415	351,652
L1 Group Ltd.(2)	8,624,895	5,816,553
Lindsay Australia Ltd.	43,815	19,100
Macmahon Holdings Ltd.	11,376,438	4,325,321
Macquarie Technology Group Ltd.(1)	149,224	6,623,134
Magellan Financial Group Ltd.	3,624,282	22,592,247
McMillan Shakespeare Ltd.	290,350	3,173,957
Metals X Ltd.(1)	8,568,114	5,139,640
Metcash Ltd.	185,260	449,086
Metro Mining Ltd.(1)	43,628,323	1,974,463
Mineral Resources Ltd.(1)(2)	691,398	22,288,696
Monadelphous Group Ltd.	652,169	11,442,517
Myer Holdings Ltd.	15,248,111	4,593,100
MyState Ltd.	17,931	52,299
Navigator Global Investments Ltd.	2,705,218	5,126,246
Neuren Pharmaceuticals Ltd.(1)	457,977	5,901,578
New Hope Corp. Ltd.	11,389,344	28,522,354
nib holdings Ltd.	975,266	4,579,901
Nickel Industries Ltd.	2,209,202	1,050,895
NRW Holdings Ltd.	12,575,519	45,416,635
Nufarm Ltd.(1)	2,468,317	4,044,876
OFX Group Ltd.(1)(2)	103,793	41,481
Ora Banda Mining Ltd.(1)	4,723,788	4,125,615
Orora Ltd.	12,507,437	18,284,570
Pantoro Gold Ltd.(1)	2,327,992	8,229,948
Perenti Ltd.	25,306,859	48,604,662
Perseus Mining Ltd.	33,793,356	125,087,255
Premier Investments Ltd.	513,110	6,016,776
Ramelius Resources Ltd.	27,832,750	66,693,747
Regis Resources Ltd.	21,468,782	103,756,450
Resimac Group Ltd.	17,380	11,326
Resolute Mining Ltd.(1)	66,242,248	49,103,703
Ricegrowers Ltd.(2)	393,879	4,258,350
Ridley Corp. Ltd.	2,972,577	5,118,081
Sandfire Resources Ltd.(1)	2,909,987	30,058,382
Servcorp Ltd.(2)	21,643	100,158
Seven West Media Ltd.(1)(2)	3,136,102	277,080
Sims Ltd.	2,081,729	23,326,293
Southern Cross Electrical Engineering Ltd.	291,871	457,303
SRG Global Ltd.	1,076,938	2,034,142
St Barbara Ltd.(1)	16,552,689	6,179,681
Stanmore Resources Ltd.	5,753,946	8,675,696
Star Entertainment Group Ltd.(1)(2)	24,465,633	1,686,439
Super Retail Group Ltd.	3,836,165	40,827,506
Terracom Ltd.(1)(2)	3,476,272	197,906
Tyro Payments Ltd.(1)	2,664,098	1,841,343
Vault Minerals Ltd.(1)	11,525,904	37,773,197
Viva Energy Group Ltd.	12,233,967	17,001,764
Wagners Holding Co. Ltd.	91,739	212,811

West African Resources Ltd.(1)	25,167,203	46,363,234
Westgold Resources Ltd.	2,632,022	10,523,237
Westgold Resources Ltd. (Toronto)	192,598	773,176
Whitehaven Coal Ltd.	19,796,454	89,987,768
		1,399,820,965
Austria — 1.1%
AT&S Austria Technologie & Systemtechnik AG(1)(3)	2,149,264	81,469,378
FACC AG(1)	5,448	67,580
Lenzing AG(1)	802,434	21,998,671
Oesterreichische Post AG	499,356	17,686,028
Porr AG	558,610	19,720,534
Semperit AG Holding	80,753	1,215,432
UNIQA Insurance Group AG	758,061	13,228,901
		155,386,524
Belgium — 1.4%
Barco NV	139,739	1,996,238
Bekaert SA	1,157,886	49,635,455
bpost SA(1)	1,995,223	4,407,457
Cie d'Entreprises CFE	26,716	273,499
Deceuninck NV(2)	130,781	344,619
EVS Broadcast Equipment SA	111,139	4,561,754
Gimv NV	22,288	1,168,209
KBC Ancora	212,370	17,708,318
Kinepolis Group NV(2)	27,226	987,915
Melexis NV	41,096	2,531,360
Ontex Group NV(1)(2)	515	3,880
Proximus SADP	3,822,657	32,918,668
Solvay SA(2)	844,042	26,917,979
Tessenderlo Group SA(2)	390,349	12,459,751
Umicore SA	2,546,282	44,793,682
		200,708,784
Canada — 11.0%
ADENTRA, Inc.	79,079	1,886,646
ADF Group, Inc.(2)	20,524	112,207
Advantage Energy Ltd.(1)	2,739,242	24,658,960
Aecon Group, Inc.	46,589	909,476
Allied Gold Corp.(1)	324,552	6,841,963
Amerigo Resources Ltd.	788,093	2,126,094
Andean Precious Metals Corp.(1)	218,145	1,348,723
Aris Mining Corp.(1)	2,254,848	31,835,236
Athabasca Oil Corp.(1)	3,533,808	19,724,285
AutoCanada, Inc.(1)	113,351	1,670,922
B2Gold Corp.	24,310,671	112,902,970
Badger Infrastructure Solutions Ltd.	80,366	4,187,233
Baytex Energy Corp.	13,759,998	44,407,736
Birchcliff Energy Ltd.	2,116,133	11,902,254
Black Diamond Group Ltd.(2)	52,915	537,689
Bonterra Energy Corp.(1)	29,334	80,816
Boralex, Inc., A Shares	400	7,144
Brookfield Wealth Solutions Ltd.(1)	32,978	1,560,086
Calfrac Well Services Ltd.(1)	28,265	71,196
Canacol Energy Ltd.(1)	17,903	19,601
Canada Goose Holdings, Inc.(1)	21,852	305,235
Capital Power Corp.	1,057,587	46,414,405
Cardinal Energy Ltd.	1,894,417	12,200,618

Cargojet, Inc.	7,500	435,740
Cascades, Inc.	1,068,192	9,631,271
Cenovus Energy, Inc.	2,568,003	45,812,247
Centerra Gold, Inc.	3,259,560	43,198,004
CES Energy Solutions Corp.	1,806,028	15,883,276
Chorus Aviation, Inc.	123,268	1,951,188
Doman Building Materials Group Ltd.	17,440	119,682
Dorel Industries, Inc., Class B(1)(2)	59,305	65,779
DPM Metals, Inc.	70,043	1,954,758
Eldorado Gold Corp.(1)	1,450,267	45,579,968
Enerflex Ltd.	653,750	9,089,672
Ensign Energy Services, Inc.(1)(2)	1,969,169	3,748,248
Equinox Gold Corp.(1)(2)	372,987	5,220,670
ERO Copper Corp.(1)(2)	480,872	12,119,440
Evertz Technologies Ltd.	300	2,909
Finning International, Inc.	771,659	41,281,782
Fortuna Mining Corp.(1)	5,774,466	58,387,209
Frontera Energy Corp.	480,751	2,243,012
Galiano Gold, Inc.(1)	1,216,490	2,977,134
goeasy Ltd.	10,400	1,041,898
Greenfire Resources Ltd.(1)(2)	1,340	6,166
Headwater Exploration, Inc.	3,085,673	19,696,020
High Liner Foods, Inc.	4	39
Hudbay Minerals, Inc.	4,898,434	83,460,384
IAMGOLD Corp.(1)	5,984,472	93,870,712
Imperial Metals Corp.(1)	325,401	1,769,686
InPlay Oil Corp.	32,800	300,668
International Petroleum Corp.(1)	876,485	16,489,170
Jaguar Mining, Inc.(1)	114,773	590,517
Journey Energy, Inc.(1)	86,296	243,305
Kelt Exploration Ltd.(1)	1,428,281	7,961,865
Keyera Corp.	10	323
Kolibri Global Energy, Inc.(1)	1,512	6,078
Laurentian Bank of Canada	176,935	4,316,229
Linamar Corp.	190,977	10,807,157
Lithium Argentina AG(1)(2)	100,200	553,540
Major Drilling Group International, Inc.(1)	4,380	40,871
Martinrea International, Inc.	1,564,402	11,239,469
MDA Space Ltd.(1)	275,574	4,772,186
Methanex Corp.	161,862	5,820,291
Mullen Group Ltd.	393,417	4,113,079
National Bank of Canada	1	121
Neo Performance Materials, Inc.	66,659	810,908
New Gold, Inc.(1)	12,493,639	102,098,363
North American Construction Group Ltd.	483,117	6,928,094
North West Co., Inc.(2)	464	16,339
Northland Power, Inc.	906,350	11,278,705
NuVista Energy Ltd.(1)	3,045,167	40,465,670
Obsidian Energy Ltd.(1)(2)	1,005,581	6,152,433
OceanaGold Corp.	4,245,314	109,273,280
Orezone Gold Corp.(1)	1,552,161	1,788,242
Paramount Resources Ltd., A Shares	865,381	14,905,521
Parex Resources, Inc.	2,138,661	28,312,447
Pason Systems, Inc.	108,323	946,455
PetroTal Corp.	3,140,883	876,557

Peyto Exploration & Development Corp.	3,415,791	54,801,270
PHX Energy Services Corp.(2)	46,010	246,603
Pine Cliff Energy Ltd.	76,656	47,723
Pizza Pizza Royalty Corp.	27,393	295,012
Polaris Renewable Energy, Inc.	25,333	218,261
Precision Drilling Corp.(1)	113,020	7,044,289
Quipt Home Medical Corp.(1)	15,325	36,299
Real Matters, Inc.(1)(2)	247,067	1,165,102
Russel Metals, Inc.	349,174	10,194,497
Saturn Oil & Gas, Inc.(1)	622,502	1,180,457
South Bow Corp.	1,171,776	32,223,945
Spartan Delta Corp.(1)(2)	2,441,298	13,224,535
Steppe Gold Ltd.(1)	442,760	598,817
SunOpta, Inc.(1)	104,336	396,454
Surge Energy, Inc.	2,036,048	10,796,176
Tamarack Valley Energy Ltd.	10,202,828	57,021,065
Taseko Mines Ltd.(1)	1,822,745	9,573,830
Torex Gold Resources, Inc.	839,032	39,404,394
Total Energy Services, Inc.	171,134	1,758,549
Transcontinental, Inc., Class A	101,404	1,486,102
Trican Well Service Ltd.	2,872,211	12,393,597
Valeura Energy, Inc.(1)(2)	460,675	2,432,847
Vermilion Energy, Inc.	3,560,860	32,896,134
Wajax Corp.	91,954	1,811,509
Wesdome Gold Mines Ltd.(1)	20,028	322,466
West Fraser Timber Co. Ltd.	47	2,913
Western Forest Products, Inc.(1)(2)	36,477	306,183
Whitecap Resources, Inc.	11,282,423	94,380,139
		1,602,625,440
China — 0.0%
CIFI Holdings Group Co. Ltd.(1)	2,024,000	50,052
Ever Sunshine Services Group Ltd.	182,000	42,149
Impro Precision Industries Ltd.	1,048,000	734,119
K Wah International Holdings Ltd.	2,583,000	727,963
		1,554,283
Denmark — 1.8%
Bang & Olufsen AS(1)	51,488	114,295
cBrain AS	459	10,648
D/S Norden AS	708,978	27,933,876
Dfds AS(1)	578,779	8,165,998
FLSmidth & Co. AS	293,419	18,778,423
H&H International AS, B Shares(1)	19,764	295,577
Jyske Bank AS	17,204	2,129,915
Nilfisk Holding AS(1)	11,665	189,324
NKT AS(1)	552,575	66,503,221
NNIT AS(1)	34,879	262,791
Per Aarsleff Holding AS	297,195	33,641,079
Schouw & Co. AS	64,205	6,110,250
Solar AS, B Shares	32,024	967,838
Sparekassen Sjaelland-Fyn AS	2,298	122,090
Sydbank AS	884,605	76,082,373
TORM PLC, Class A(2)	1,208,363	26,016,821
		267,324,519
Finland — 1.0%
Bittium OYJ	198,948	4,476,781

Citycon OYJ	696,967	3,233,922
Finnair OYJ(1)(2)	3,304,301	11,298,797
Hiab OYJ, B Shares	118,788	6,827,620
Kalmar OYJ, B Shares	472,199	20,410,891
Kemira OYJ	955,342	21,350,541
Lassila & Tikanoja OYJ	61,252	708,328
Marimekko OYJ	189,111	2,798,103
Nokian Renkaat OYJ(2)	3,112,130	30,385,974
Outokumpu OYJ	2,443,258	11,490,632
Puuilo OYJ	1,572,408	26,937,693
Suominen OYJ(1)(2)	37,231	71,244
Tokmanni Group Corp.(2)	800,785	7,092,625
Verkkokauppa.com OYJ(1)(2)	49,734	209,607
		147,292,758
France — 2.8%
AKWEL SADIR	3,304	31,291
Aperam SA(2)	217,826	8,397,578
Arkema SA	98,437	6,000,382
Ayvens SA	62,505	806,518
Beneteau SACA(2)	168,975	1,591,576
Caisse Regionale de Credit Agricole Mutuel Nord de France(2)	13,038	404,191
Catana Group	8,668	27,805
Cie des Alpes	604,421	15,455,938
Clariane SE(1)	104,935	454,457
Coface SA	792,151	13,959,677
Derichebourg SA	2,809,197	20,978,569
Emeis SA(1)	804,166	12,497,416
Esso SA Francaise(2)	48,653	2,335,864
Etablissements Maurel et Prom SA	1,923,027	10,737,718
Euroapi SA(1)	894,888	3,251,619
Eutelsat Communications SACA(1)(2)	957,633	2,427,125
Exail Technologies SA(1)(2)	3,283	289,244
Guillemot Corp.(1)	967	5,296
ID Logistics Group SACA(1)	16,551	7,404,591
Jacquet Metals SACA	61,360	1,252,388
Kaufman & Broad SA	211,964	7,384,276
La Francaise De L'energie SACA(1)	456	18,191
Maisons du Monde SA(1)(2)	233,729	559,136
Manitou BF SA	36,370	789,142
Mersen SA	312,974	7,911,464
Metropole Television SA	220,061	3,199,531
Nexans SA	91,203	13,229,391
Nexity SA(1)(2)	355,642	3,839,397
Opmobility	1,224,051	20,878,334
OVH Groupe SA(1)(2)	80,505	791,760
Pullup Entertainment	36,013	730,539
SES SA	8,531,111	55,095,810
SMCP SA(1)	447,384	3,244,319
Solutions 30 SE(1)(2)	1,786,816	1,995,410
STIF SA	28,859	1,900,575
Television Francaise 1 SA	1,746,260	16,872,647
Ubisoft Entertainment SA(1)(2)	1,801,971	15,228,144
Valeo SE	4,154,008	52,649,231
Vallourec SACA	2,952,733	53,795,342
Vicat SACA	160,347	13,170,591

VusionGroup	75,750	18,395,020
X-Fab Silicon Foundries SE(1)	1,348,939	7,709,322
		407,696,815
Germany — 3.6%
2G Energy AG	59,706	2,284,093
7C Solarparken AG(1)	68,320	134,796
AlzChem Group AG	32,967	4,934,513
Aurubis AG	251,918	34,847,546
Baader Bank AG	7,082	53,411
BayWa AG(1)	93,108	267,111
Bijou Brigitte AG	3,600	163,796
Borussia Dortmund GmbH & Co. KGaA	957,128	3,720,707
CANCOM SE	659	20,433
Cewe Stiftung & Co. KGaA	71,339	8,548,016
Deutsche Pfandbriefbank AG	454,786	2,391,368
Deutsche Rohstoff AG	76,266	4,085,644
Deutz AG	1,461,717	13,499,028
Draegerwerk AG & Co. KGaA	981	71,068
Draegerwerk AG & Co. KGaA, Preference Shares	16,490	1,348,509
Duerr AG	426,274	9,636,721
Elmos Semiconductor SE	94,172	10,674,624
flatexDEGIRO AG	1,735,623	66,730,775
Friedrich Vorwerk Group SE	29,612	2,757,872
Grand City Properties SA	427,695	5,421,532
Grenke AG	5,210	95,059
Heidelberger Druckmaschinen AG(1)(2)	4,444,866	9,900,833
HelloFresh SE(1)	673,078	4,838,183
Hornbach Holding AG & Co. KGaA	201,880	20,761,838
HUGO BOSS AG	864,305	38,414,283
Ibu-Tec Advanced Materials AG, Class A(1)	8,027	198,381
Indus Holding AG	96,809	2,983,711
Instone Real Estate Group SE	67,117	637,046
JOST Werke SE	182,126	10,973,900
Jungheinrich AG, Preference Shares	988,992	39,711,159
Kloeckner & Co. SE	638,673	4,488,172
Knaus Tabbert AG(1)	5,691	90,846
Koenig & Bauer AG(1)	14,871	173,336
Kontron AG(2)	453,107	12,709,320
Krones AG	146,626	22,187,090
Lang & Schwarz AG	32,486	863,716
Lanxess AG	1,155,885	23,424,745
Mutares SE & Co. KGaA(2)	312,126	10,289,845
Norma Group SE	265,116	4,085,762
ProCredit Holding AG	174,281	1,697,244
SAF-Holland SE	974,295	16,408,945
Salzgitter AG	178,166	7,369,582
Schaeffler AG	811,102	6,274,545
SGL Carbon SE(1)	528,895	1,791,045
Siltronic AG	227,088	12,968,525
Sixt SE	209,970	17,131,295
Sixt SE, Preference Shares	195,095	11,780,921
SMA Solar Technology AG(1)(2)	231,970	9,317,496
Steico SE	6,262	155,659
STO SE & Co. KGaA, Preference Shares	10,539	1,505,244
Suedzucker AG(2)	745,717	8,409,740

TAG Immobilien AG	1,291,890	22,030,422
thyssenkrupp AG	1,752,931	19,180,066
Tkms AG& Co. KGaA(1)(2)	87,647	6,666,513
Wacker Neuson SE	374,920	8,269,333
Wuestenrot & Wuerttembergische AG	46,393	761,496
		530,136,859
Hong Kong — 1.5%
AustAsia Group Ltd.(1)	564,732	143,101
Bank of East Asia Ltd.	357,840	604,098
Bright Smart Securities & Commodities Group Ltd.(1)(2)	6,220,000	6,354,695
Cafe de Coral Holdings Ltd.(2)	5,758,000	4,181,446
Chia Tai Enterprises International Ltd.(1)	19,000	16,941
Chow Sang Sang Holdings International Ltd.	1,490,000	2,333,409
Citychamp Watch & Jewellery Group Ltd.(1)	3,894,000	96,618
Comba Telecom Systems Holdings Ltd.(2)	258,000	93,444
Crystal International Group Ltd.	34,500	33,295
Dah Sing Banking Group Ltd.	883,200	1,246,405
Dah Sing Financial Holdings Ltd.	1,677,600	7,804,037
Deep Source Holdings Ltd.(1)(2)	24,760,000	2,355,499
Dream International Ltd.(2)	430,000	482,010
E-Commodities Holdings Ltd.(2)	23,746,000	2,720,314
Emperor Watch & Jewellery Ltd.	4,240,000	141,719
FSE Lifestyle Services Ltd.	19,000	13,977
Giordano International Ltd.	108,000	21,112
G-Resources Group Ltd.	377,000	504,594
Hang Lung Group Ltd.	6,389,000	12,841,574
Hao Tian International Construction Investment Group Ltd.(1)	2,240,000	35,712
Hong Kong Technology Venture Co. Ltd.	580,000	109,668
Hutchison Telecommunications Hong Kong Holdings Ltd.	278,000	39,627
IGG, Inc.	2,126,000	1,047,588
Johnson Electric Holdings Ltd.	8,227,320	31,801,111
JS Global Lifestyle Co. Ltd.(1)	12,964,000	3,181,300
Kerry Properties Ltd.	1,840,500	4,983,062
Man Wah Holdings Ltd.	4,636,400	2,844,641
Midland Holdings Ltd.(1)	3,328,000	972,207
Oriental Watch Holdings	1,104,000	493,787
Pacific Basin Shipping Ltd.	156,346,000	52,305,631
Pacific Textiles Holdings Ltd.	65,000	10,530
PAX Global Technology Ltd.	3,479,000	2,344,411
PC Partner Group Ltd.	596,000	436,696
Regina Miracle International Holdings Ltd.	194,000	54,861
Shun Tak Holdings Ltd.(1)(2)	4,544,000	402,767
Singamas Container Holdings Ltd.	3,582,000	322,270
SJM Holdings Ltd.(1)(2)	29,017,000	10,085,329
SmarTone Telecommunications Holdings Ltd.	218,000	133,237
Soundwill Holdings Ltd.(1)	500	400
Stella International Holdings Ltd.	44,500	93,521
Sun Hung Kai & Co. Ltd.	484,000	239,674
SUNeVision Holdings Ltd.(2)	95,000	63,027
Tai Hing Group Holdings Ltd.	245,000	34,347
Ten Pao Group Holdings Ltd.	384,000	104,727
Texhong International Group Ltd.	1,187,000	686,711
Texwinca Holdings Ltd.	440,000	67,403
TradeGo Fintech Ltd.(1)	1,444,000	241,683
Truly International Holdings Ltd.	718,000	99,021

United Energy Group Ltd.(2)	242,424,000	15,410,901
United Laboratories International Holdings Ltd.(2)	20,594,000	33,846,618
VSTECS Holdings Ltd.	8,654,000	9,268,690
Yue Yuen Industrial Holdings Ltd.	3,545,500	7,502,327
		221,251,773
Ireland — 0.1%
Glenveagh Properties PLC(1)	6,225,289	14,126,101
Uniphar PLC	128,233	561,618
		14,687,719
Israel — 3.9%
Adgar Investment & Development Ltd.(1)	1,910	2,844
AFI Properties Ltd.(1)	293	19,787
Airport City Ltd.(1)	58,449	1,099,373
Alony Hetz Properties & Investments Ltd.	499,699	5,766,005
Amot Investments Ltd.	54,288	405,994
Analyst IMS Investment Management Services Ltd.	897	42,313
Ayalon Holdings Ltd.	39,629	1,147,405
Bezeq The Israeli Telecommunication Corp. Ltd.	863,959	1,699,606
Big Shopping Centers Ltd.	34,931	7,843,733
Carasso Real Estate Ltd.	23,270	251,110
Ceragon Networks Ltd.(1)	260,941	532,320
Clal Insurance Enterprises Holdings Ltd.	1,404,909	81,368,283
Delek Group Ltd.	209,573	55,112,655
Delta Galil Ltd.	15,587	859,792
Direct Finance of Direct Group 2006 Ltd.	1,268	232,908
El Al Israel Airlines(1)	2,095,560	8,996,197
Energix-Renewable Energies Ltd.	68,704	300,584
Enlight Renewable Energy Ltd.(1)	571,395	22,605,411
Equital Ltd.(1)	107,221	5,041,453
Etoro Group Ltd., Class A(1)	18,597	780,516
Fattal Holdings 1998 Ltd.(1)	71,010	12,878,710
FIBI Holdings Ltd.	367,745	30,214,764
Fox Wizel Ltd.	5,561	582,351
G City Ltd.	542,069	1,689,264
Harel Insurance Investments & Financial Services Ltd.	1,863,428	69,272,980
IDI Insurance Co. Ltd.	45,318	3,411,279
Ilex Medical Ltd.	657	12,759
Inmode Ltd.(1)	109,012	1,553,421
Isracard Ltd.	2,330,995	10,050,167
Israel Corp. Ltd.	50,449	13,948,774
Isras Holdings Ltd.(1)	1,740	201,698
Isras Investment Co. Ltd.	5,918	1,565,658
Ituran Location & Control Ltd.	25	1,001
Libra Insurance Co. Ltd.	4,455	24,443
M Yochananof & Sons Ltd.	3,959	349,398
Menora Mivtachim Holdings Ltd.	382,314	42,428,954
Migdal Insurance & Financial Holdings Ltd.	7,359,320	29,893,835
Naphtha Israel Petroleum Corp. Ltd.	10,408	80,945
Nexxen International Ltd.(1)	20,821	134,712
Norstar Holdings, Inc.	26,687	80,965
Oil Refineries Ltd.	57,417,281	18,211,307
Palram Industries 1990 Ltd.	990	20,916
Partner Communications Co. Ltd.	2,482,151	28,996,824
Paz Retail & Energy Ltd.	15,905	3,646,417
Phoenix Financial Ltd.	324,923	13,083,103

Plasson Industries Ltd.	70	4,368
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,508	573,779
Shikun & Binui Ltd.(1)	3,437,857	19,446,327
Shufersal Ltd.	1,875,020	22,481,788
Sisram Medical Ltd.	121,600	64,022
Tamar Petroleum Ltd.	21,348	245,794
Tera Light Ltd.(1)	19,433	71,482
Victory Supermarket Chain Ltd.	1,418	21,112
ZIM Integrated Shipping Services Ltd.(2)	2,683,851	54,777,399
		574,129,005
Italy — 2.9%
Aquafil SpA(1)	111,267	179,637
Arnoldo Mondadori Editore SpA	17,972	42,955
Avio SpA(2)	6,032	174,972
Azimut Holding SpA	500,275	20,691,413
Banca IFIS SpA	295,217	8,497,938
Banca Sistema SpA(1)(2)	61,186	121,750
Banco di Desio e della Brianza SpA	60,026	619,580
BFF Bank SpA(1)	1,474,555	18,744,683
Brembo NV(2)	522,500	5,575,310
Credito Emiliano SpA	321,010	5,476,806
d'Amico International Shipping SA	2,319,340	13,879,070
Danieli & C Officine Meccaniche SpA, Preference Shares	106,144	4,162,962
Digital Bros SpA(1)(2)	96,473	1,503,891
Digital Value SpA(2)	369	12,045
Enav SpA	769	4,086
ERG SpA	572,193	14,564,424
Esprinet SpA	11,117	75,436
Ferretti SpA	198,692	659,866
Fila SpA(2)	61,472	699,518
Fincantieri SpA(1)	1,829,557	36,264,844
FNM SpA	63,993	35,430
Gas Plus SpA	102,582	835,911
Geox SpA(1)(2)	92,709	33,377
Iveco Group NV(2)	4,216,023	90,608,951
MFE-MediaForEurope NV, Class A	4,411,955	15,924,288
MFE-MediaForEurope NV, Class B(2)	1,461,595	6,950,390
NewPrinces SpA(1)	30,074	618,276
Orsero SpA	6,507	133,089
OVS SpA	9,293,492	48,274,194
RAI Way SpA	90,198	582,370
Safilo Group SpA(1)	1,959,811	4,258,963
Saipem SpA(2)	24,245,139	66,088,132
Sesa SpA(2)	2,354	230,792
Sogefi SpA	81,757	309,076
TREVI - Finanziaria Industriale SpA(1)	2,877,033	1,627,313
Webuild SpA(2)	13,557,531	53,272,706
		421,734,444
Japan — 33.5%
& ST HD Co. Ltd.	164,600	3,103,688
77 Bank Ltd.	610,400	28,245,238
Abalance Corp.	311,600	1,487,580
Access Co. Ltd.(1)	19,100	67,451
AD Works Group Co. Ltd.(2)	813,500	2,386,876
ADEKA Corp.	492,800	11,679,467

AEON Financial Service Co. Ltd.	2,898,200	29,063,133
Aeon Hokkaido Corp.	40,600	236,570
AFC-HD AMS Life Science Co. Ltd.	15,500	86,259
Ahresty Corp.	274,800	1,316,154
Aichi Corp.	224,100	1,908,419
Aichi Steel Corp.	562,200	10,545,896
Aiful Corp.	786,200	2,588,801
Aiphone Co. Ltd.	500	9,286
Air Water, Inc.	701,500	9,893,852
Airman Corp.	67,900	831,775
Airport Facilities Co. Ltd.	159,500	1,086,895
Aisan Industry Co. Ltd.	1,055,500	14,824,749
Akebono Brake Industry Co. Ltd.(1)(2)	691,700	513,995
Akita Bank Ltd.	18,200	452,027
Alconix Corp.	524,200	7,975,946
Alfresa Holdings Corp.	111,400	1,684,413
Allied Telesis Holdings KK(2)	432,000	664,908
Alps Alpine Co. Ltd.	4,678,800	60,740,955
Amuse, Inc.	58,600	696,501
Amvis Holdings, Inc.	598,700	1,795,940
AOKI Holdings, Inc.	672,000	7,445,981
Aoyama Trading Co. Ltd.	361,800	5,584,629
Arata Corp.	450,300	8,987,912
ARCLANDS Corp.	952,700	11,682,423
Arcs Co. Ltd.	668,000	14,377,101
ARE Holdings, Inc.	885,200	16,992,126
Arisawa Manufacturing Co. Ltd.	6,900	75,190
Artience Co. Ltd.	281,900	6,198,030
Asahi Co. Ltd.	42,200	356,443
Asahi Yukizai Corp.	80,500	2,400,084
Asanuma Corp.	875,100	5,762,088
Ashimori Industry Co. Ltd.	30,200	794,418
Asia Pile Holdings Corp.	351,800	3,407,697
Astena Holdings Co. Ltd.	10,200	31,163
Autobacs Seven Co. Ltd.	28,000	290,800
Avex, Inc.	72,000	559,277
Awa Bank Ltd.	255,400	6,793,493
Axial Retailing, Inc.	846,900	6,202,096
Bando Chemical Industries Ltd.	358,300	4,739,087
Bank of Nagoya Ltd.	493,300	13,844,523
Bank of Saga Ltd.	144,500	3,348,151
Bank of the Ryukyus Ltd.	548,500	6,344,391
Belc Co. Ltd.	104,500	5,090,988
Belluna Co. Ltd.	105,400	678,457
BML, Inc.	107,100	2,628,027
Bookoff Group Holdings Ltd.	29,500	265,894
Buffalo, Inc.	67,700	2,187,272
Bunka Shutter Co. Ltd.	419,000	5,700,157
Canon Electronics, Inc.	394,600	6,967,068
Carlit Co. Ltd.	80,800	868,823
Cawachi Ltd.	51,500	997,694
CCI Group, Inc.	1,255,500	5,647,205
CE Holdings Co. Ltd.	12,000	80,422
Central Glass Co. Ltd.	359,700	7,902,327
Charm Care Corp. KK	3,200	26,534

Chiba Kogyo Bank Ltd.	567,000	5,977,150
Chori Co. Ltd.	22,200	593,774
Chubu Shiryo Co. Ltd.	46,500	537,468
Chubu Steel Plate Co. Ltd.(2)	82,700	1,133,376
Chuetsu Pulp & Paper Co. Ltd.	10,800	141,650
Chugai Ro Co. Ltd.	56,400	1,669,041
Chugoku Marine Paints Ltd.	18,200	532,844
Chuo Spring Co. Ltd.(2)	76,100	1,850,856
Citizen Watch Co. Ltd.	2,204,600	18,245,114
CKD Corp.	598,800	9,927,707
CMK Corp.	553,300	1,823,577
Cosmo Energy Holdings Co. Ltd.	513,000	13,329,184
Create SD Holdings Co. Ltd.	11,100	235,913
Credit Saison Co. Ltd.	552,400	13,908,661
CTI Engineering Co. Ltd.	98,200	1,908,490
CUC, Inc.(1)	11,600	74,235
Daicel Corp.	3,416,200	28,766,802
Daido Metal Co. Ltd.	289,200	1,859,911
Daido Steel Co. Ltd.	2,156,000	21,838,379
Daihatsu Infinearth Mfg Co. Ltd.	183,900	3,402,781
Daihen Corp.	3,800	212,485
Daiichi Jitsugyo Co. Ltd.	83,100	1,583,555
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,100	71,220
Daiichikosho Co. Ltd.	296,500	3,194,235
Daiki Aluminium Industry Co. Ltd.	150,000	1,051,434
Daikoku Denki Co. Ltd.	131,800	2,583,002
Daikokutenbussan Co. Ltd.(2)	2,200	86,958
Daikyonishikawa Corp.	47,600	233,220
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,000	1,154,572
Daio Paper Corp.	1,472,000	9,011,690
Daiseki Eco. Solution Co. Ltd.	1,700	20,059
Daishi Hokuetsu Financial Group, Inc.	1,947,000	20,205,576
Daito Pharmaceutical Co. Ltd.	63,800	536,007
Daitron Co. Ltd.	135,300	4,132,073
Daiwabo Holdings Co. Ltd.	1,635,700	31,867,956
DCM Holdings Co. Ltd.	251,400	2,522,486
Denka Co. Ltd.	795,900	13,949,466
Densan System Holdings Co. Ltd.(2)	165,000	4,094,581
DIC Corp.	1,754,100	43,612,882
Digital Holdings, Inc.(2)	72,900	999,958
DKS Co. Ltd.	76,300	3,726,003
Doshisha Co. Ltd.	165,200	3,305,124
Dowa Holdings Co. Ltd.	617,400	24,056,245
Eagle Industry Co. Ltd.	327,400	5,846,872
Ebara Jitsugyo Co. Ltd.	200	5,700
Eco's Co. Ltd.	14,100	269,819
EDION Corp.	753,500	9,845,009
Ehime Bank Ltd.	39,700	334,960
Eizo Corp.	54,900	791,059
EJ Holdings, Inc.	9,900	107,528
Elecom Co. Ltd.	315,600	3,615,225
Electric Power Development Co. Ltd.	1,335,700	26,912,481
Endo Lighting Corp.	83,900	1,165,600
Enplas Corp.	20,700	1,276,070
eRex Co. Ltd.	459,400	1,951,884

ERI Holdings Co. Ltd.	1,400	33,414
Exedy Corp.	560,000	19,514,239
EXEO Group, Inc.	25,300	397,994
FaithNetwork Co. Ltd.	57,200	296,878
Fast Fitness Japan, Inc.	5,100	71,867
FCC Co. Ltd.	854,100	18,869,639
Feed One Co. Ltd.	45,900	301,578
Ferrotec Corp.	1,226,800	38,554,290
FIDEA Holdings Co. Ltd.	31,110	348,603
First Bank of Toyama Ltd.(2)	820,600	8,980,076
Foster Electric Co. Ltd.	443,600	7,468,878
France Bed Holdings Co. Ltd.	18,000	155,396
Fudo Tetra Corp.	94,600	1,581,907
Fuji Co. Ltd.	406,900	5,468,359
Fuji Pharma Co. Ltd.	128,700	1,458,523
Fuji Seal International, Inc.	532,300	10,820,437
Fujibo Holdings, Inc.	53,800	2,629,280
Fujikura Composites, Inc.	183,200	2,217,734
FuKoKu Co. Ltd.	102,900	1,229,307
Fukuyama Transporting Co. Ltd.	144,500	3,816,662
Furukawa Co. Ltd.	549,500	14,330,399
Furukawa Electric Co. Ltd.	690,900	44,148,345
Furuno Electric Co. Ltd.	576,700	32,441,196
Furyu Corp.	27,000	185,021
Fuso Chemical Co. Ltd.	153,600	6,171,830
Futaba Industrial Co. Ltd.	1,342,400	8,809,116
Fuyo General Lease Co. Ltd.	929,400	24,893,295
G-7 Holdings, Inc.	1,400	12,407
Gakken Holdings Co. Ltd.	2,600	19,266
Gamecard Holdings, Inc.	1,900	35,675
Gecoss Corp.	1,000	9,217
Genky DrugStores Co. Ltd.	34,300	1,143,462
Geo Holdings Corp.	449,600	4,864,182
GLOBERIDE, Inc.	18,100	256,450
Glory Ltd.	1,044,900	26,260,333
GMO Financial Holdings, Inc.	1,600	9,484
Godo Steel Ltd.	197,300	4,872,027
Good Com Asset Co. Ltd.(2)	128,500	986,156
Greens Co. Ltd.	18,600	273,375
GS Yuasa Corp.	1,803,700	48,056,535
GSI Creos Corp.	94,700	1,428,789
G-Tekt Corp.	662,600	8,261,910
Gunma Bank Ltd.	1,756,800	19,525,568
Gunze Ltd.	58,900	1,562,486
H.U. Group Holdings, Inc.	148,400	3,467,897
H2O Retailing Corp.	2,156,200	30,006,206
Hagihara Industries, Inc.	2,300	23,545
Hagiwara Electric Holdings Co. Ltd.	102,400	2,365,926
Halows Co. Ltd.	117,000	3,484,943
Hamakyorex Co. Ltd.	631,800	6,914,599
Hanwa Co. Ltd.	356,000	15,827,185
Happinet Corp.	128,400	5,342,590
Hazama Ando Corp.	2,124,300	25,436,185
Heiwa Real Estate Co. Ltd.	69,000	1,010,008
Heiwado Co. Ltd.	711,200	13,614,424

HI-LEX Corp.(2)	158,700	3,102,302
Hino Motors Ltd.(1)	6,381,000	16,058,449
Hirano Tecseed Co. Ltd.(2)	2,000	20,043
Hirata Corp.	6,000	87,997
Hirogin Holdings, Inc.	1,368,500	13,579,164
HIS Co. Ltd.	235,900	1,940,645
Hochiki Corp.	122,900	3,356,339
Hodogaya Chemical Co. Ltd.	11,600	142,380
Hokko Chemical Industry Co. Ltd.	56,900	595,832
Hokuetsu Corp.(2)	26,700	155,146
Hokuhoku Financial Group, Inc.	1,409,700	40,136,554
Hokuriku Electric Industry Co. Ltd.	3,700	61,485
Hokuto Corp.	144,700	1,947,249
H-One Co. Ltd.	203,300	1,724,997
Honeys Holdings Co. Ltd.	22,300	217,973
Horiba Ltd.	17,400	1,612,971
Hosiden Corp.	182,400	3,070,394
Hosokawa Micron Corp.	7,000	250,655
Howa Machinery Ltd.(2)	47,300	346,411
HS Holdings Co. Ltd.	36,000	250,359
Hyakugo Bank Ltd.	1,248,000	8,344,291
Hyakujushi Bank Ltd.	113,300	4,517,406
Ichinen Holdings Co. Ltd.	40,300	540,952
IDEA Consultants, Inc.	200	5,307
IDOM, Inc.	203,400	1,661,392
Iino Kaiun Kaisha Ltd.	1,968,900	17,876,597
i-mobile Co. Ltd.	472,500	1,709,884
Inabata & Co. Ltd.	498,900	11,839,667
Ines Corp.	200	2,261
I-Net Corp.	1,200	19,298
INFRONEER Holdings, Inc.	2,443,700	31,393,082
Innotech Corp.	2,300	29,621
Integral Corp.(2)	68,300	1,557,244
Inui Global Logistics Co. Ltd.	218,000	2,034,761
IPS, Inc.	5,800	127,857
Iriso Electronics Co. Ltd.	286,600	5,968,131
Iseki & Co. Ltd.(2)	336,200	4,270,167
Ishihara Sangyo Kaisha Ltd.	662,600	11,925,553
Ito En Ltd.	835,600	17,363,378
Ito En Ltd., Preference Shares	203,300	2,348,021
Itochu Enex Co. Ltd.	784,200	9,523,716
Itochu-Shokuhin Co. Ltd.	3,900	259,628
IwaiCosmo Holdings, Inc.	292,600	5,889,277
Iwatani Corp.	2,375,700	25,888,406
Izumi Co. Ltd.	745,700	14,156,229
J Front Retailing Co. Ltd.	1,325,400	19,124,856
J Trust Co. Ltd.	1,290,300	3,571,211
Jaccs Co. Ltd.	527,300	14,132,711
JAFCO Group Co. Ltd.	213,200	3,298,364
JANOME Corp.	11,500	84,721
Japan Airport Terminal Co. Ltd.	10,800	313,069
Japan Aviation Electronics Industry Ltd.	522,100	8,261,634
Japan Cash Machine Co. Ltd.	102,800	681,972
Japan Electronic Materials Corp.	319,000	7,389,644
Japan Lifeline Co. Ltd.	98,100	967,257

Japan Petroleum Exploration Co. Ltd.	3,867,800	35,318,616
Japan Pulp & Paper Co. Ltd.	751,100	3,646,517
Japan Transcity Corp.	206,700	1,484,245
JCR Pharmaceuticals Co. Ltd.(2)	382,700	1,920,852
JGC Holdings Corp.	220,800	2,694,396
JK Holdings Co. Ltd.	600	4,803
JM Holdings Co. Ltd.	51,600	535,564
J-Oil Mills, Inc.	124,600	1,625,253
Joshin Denki Co. Ltd.	229,000	3,985,560
JSB Co. Ltd.	19,900	473,014
JSP Corp.	44,800	676,049
JTEKT Corp.	4,208,800	45,799,093
Juroku Financial Group, Inc.	394,500	15,722,525
JVCKenwood Corp.(2)	5,056,900	38,005,311
Kaga Electronics Co. Ltd.	808,100	19,438,345
Kamei Corp.	379,100	7,062,147
Kanadevia Corp.	3,543,800	22,687,262
Kanamoto Co. Ltd.	980,800	23,691,089
Kaneka Corp.	996,700	28,030,874
Kanematsu Corp.	1,393,000	30,805,254
Kanto Denka Kogyo Co. Ltd.	1,416,000	9,391,856
Kato Sangyo Co. Ltd.	250,800	10,049,710
Kawada Technologies, Inc.	210,300	5,639,194
Keihan Holdings Co. Ltd.	117,500	2,546,620
KEIWA, Inc.	80,600	643,830
Keiyo Bank Ltd.	632,300	6,227,007
Kenko Mayonnaise Co. Ltd.	2,900	36,495
KH Neochem Co. Ltd.	363,100	5,752,508
Kibun Foods, Inc.	4,600	32,262
Kimura Chemical Plants Co. Ltd.	6,400	49,144
Kintetsu Group Holdings Co. Ltd.	39,800	753,487
Kitoku Shinryo Co. Ltd.	1,400	29,276
Kitz Corp.	1,273,300	13,865,535
Kiyo Bank Ltd.	581,400	11,434,797
Koa Corp.	221,800	1,891,950
Koa Shoji Holdings Co. Ltd.	12,800	65,408
Kobe Steel Ltd.	450,700	5,637,716
Kohnan Shoji Co. Ltd.	368,500	9,381,851
Kojima Co. Ltd.	35,000	263,392
Komeri Co. Ltd.	418,100	9,357,964
Komori Corp.	287,000	2,922,382
Konica Minolta, Inc.	4,442,300	18,681,394
Konishi Co. Ltd.	3,200	26,928
Konoike Transport Co. Ltd.	651,500	13,329,907
Kosaido Holdings Co. Ltd.	2,300	6,850
Koshidaka Holdings Co. Ltd.(2)	21,500	168,677
KPP Group Holdings Co. Ltd.	408,000	1,961,340
Kraftia Corp.	62,800	3,186,646
Krosaki Harima Corp.	32,000	851,905
KRS Corp.	83,200	1,445,706
K's Holdings Corp.	954,500	9,618,498
Kumagai Gumi Co. Ltd.	1,116,800	11,187,410
Kumiai Chemical Industry Co. Ltd.	450,900	2,019,396
Kurabo Industries Ltd.	82,800	3,998,147
Kuraray Co. Ltd.	1,261,200	12,417,683

Kureha Corp.	376,100	9,580,081
KYB Corp.	897,500	25,959,687
Kyodo Printing Co. Ltd.	10,800	102,537
Kyoei Steel Ltd.	498,800	7,624,441
Kyokuto Securities Co. Ltd.	28,800	302,446
Kyokuyo Co. Ltd.	42,600	1,309,434
Kyushu Leasing Service Co. Ltd.	5,000	44,018
Lacto Japan Co. Ltd.	37,100	826,021
Life Corp.	1,004,900	16,297,017
Lintec Corp.	84,700	2,245,586
Mabuchi Motor Co. Ltd.	495,500	8,810,817
Macnica Holdings, Inc.	1,405,000	20,886,502
Maezawa Industries, Inc.	8,100	100,591
Mamiya-Op Co. Ltd.	43,700	465,107
Mars Group Holdings Corp.	7,300	147,499
Marubun Corp.	246,400	1,910,374
Marudai Food Co. Ltd.	14,700	205,851
Maruha Nichiro Corp.	988,400	24,081,815
MARUKA FURUSATO Corp.	3,000	43,481
Maruzen Showa Unyu Co. Ltd.	67,100	3,132,030
Marvelous, Inc.	59,800	209,486
Matsuda Sangyo Co. Ltd.	102,400	3,194,598
Maxell Ltd.	23,100	329,378
MCJ Co. Ltd.	408,700	4,047,118
Mebuki Financial Group, Inc.	275,500	1,800,109
Megachips Corp.	12,500	630,229
Megmilk Snow Brand Co. Ltd.	830,100	16,259,670
Meidensha Corp.	73,900	2,748,497
Meiji Shipping Group Co. Ltd.	35,500	158,076
Meiko Electronics Co. Ltd.	166,400	12,002,063
Meisei Industrial Co. Ltd.	190,000	2,041,741
Menicon Co. Ltd.	13,800	134,523
METAWATER Co. Ltd.	367,400	7,872,474
Mie Kotsu Group Holdings, Inc.	10,800	37,636
Mikuni Corp.	22,300	51,139
MIMAKI ENGINEERING Co. Ltd.	226,100	2,255,978
Ministop Co. Ltd.	16,300	219,676
Miraial Co. Ltd.	9,900	74,125
Mirait One Corp.	542,000	11,607,183
Mitsuba Corp.	828,700	4,992,336
Mitsubishi Kakoki Kaisha Ltd.	282,300	6,082,268
Mitsubishi Logisnext Co. Ltd.	526,700	5,200,310
Mitsubishi Materials Corp.	1,521,000	30,523,802
Mitsubishi Motors Corp.	837,200	1,997,557
Mitsubishi Paper Mills Ltd.(2)	226,700	944,169
Mitsubishi Research Institute, Inc.	26,500	845,369
Mitsubishi Steel Manufacturing Co. Ltd.	114,600	1,344,510
Mitsui DM Sugar Co. Ltd.	15,300	325,190
Mitsui E&S Co. Ltd.	1,676,900	73,781,709
Mitsui High-Tec, Inc.	1,831,300	9,321,731
Mitsui Kinzoku Co. Ltd.	1,620,100	185,355,508
Mitsui Matsushima Holdings Co. Ltd.	1,088,800	9,477,811
Mitsui-Soko Holdings Co. Ltd.	705,000	18,437,312
Mitsuuroko Group Holdings Co. Ltd.	85,600	1,267,769
Miyaji Engineering Group, Inc.	485,800	6,223,353

Miyazaki Bank Ltd.	247,000	9,025,495
Miyoshi Oil & Fat Co. Ltd.	4,300	67,746
Mizuho Leasing Co. Ltd.	2,810,000	24,668,541
Mizuho Medy Co. Ltd.	92,300	982,704
Modec, Inc.	825,100	83,027,834
Morinaga Milk Industry Co. Ltd.	765,500	18,369,850
Moriroku Co. Ltd.	6,600	101,920
Morita Holdings Corp.	175,800	2,965,140
MrMax Holdings Ltd.	4,300	22,112
Mugen Estate Co. Ltd.	17,200	210,617
Musashi Seimitsu Industry Co. Ltd.	880,100	16,241,539
Musashino Bank Ltd.	533,500	15,962,570
Muto Seiko Co.	2,300	28,833
Nachi-Fujikoshi Corp.	344,500	8,780,572
Nagano Keiki Co. Ltd.	150,700	2,345,456
Nagase & Co. Ltd.	494,300	11,622,773
Nagoya Railroad Co. Ltd.	2,195,500	23,128,119
Nakayama Steel Works Ltd.	332,900	1,264,731
Namura Shipbuilding Co. Ltd.(2)	1,596,400	47,185,018
Nankai Electric Railway Co. Ltd.	829,900	15,634,899
Nankai Tatsumura Construction Co. Ltd.	36,100	141,351
Nanto Bank Ltd.	335,400	12,169,995
NEC Capital Solutions Ltd.	81,000	2,072,311
Netstars Co. Ltd.(1)	2,700	16,963
NHK Spring Co. Ltd.	532,400	8,704,641
Nichicon Corp.	509,100	5,375,176
Nichimo Co. Ltd.	900	14,004
Nichireki Group Co. Ltd.	13,000	206,544
Nichirin Co. Ltd.	6,300	151,515
Nifco, Inc.	25,900	797,107
Nihon Dempa Kogyo Co. Ltd.	916,000	5,667,956
Nihon House Holdings Co. Ltd.	6,000	12,268
Nihon Nohyaku Co. Ltd.	370,200	2,107,801
Nihon Yamamura Glass Co. Ltd.	23,600	428,148
Nikkiso Co. Ltd.	996,000	10,133,280
Nikkon Holdings Co. Ltd.	1,000,400	23,674,313
Nippn Corp.	470,500	7,222,057
Nippon Beet Sugar Manufacturing Co. Ltd.	9,800	228,198
Nippon Carbide Industries Co., Inc.	3,400	54,134
Nippon Chemical Industrial Co. Ltd.	58,000	982,198
Nippon Chemi-Con Corp.(1)	300,200	2,829,957
Nippon Coke & Engineering Co. Ltd.(1)	2,763,100	2,035,529
Nippon Concrete Industries Co. Ltd.	4,500	9,685
Nippon Denko Co. Ltd.	1,082,400	2,315,849
Nippon Densetsu Kogyo Co. Ltd.	54,500	1,129,028
Nippon Dry-Chemical Co. Ltd.	21,900	1,281,976
Nippon Electric Glass Co. Ltd.	126,900	4,710,849
Nippon Kayaku Co. Ltd.	85,500	898,150
Nippon Kodoshi Corp.	18,100	317,222
Nippon Light Metal Holdings Co. Ltd.	1,367,910	21,509,377
Nippon Paper Industries Co. Ltd.	2,345,900	16,681,310
Nippon Seiki Co. Ltd.	363,600	4,873,244
Nippon Seisen Co. Ltd.	1,800	12,917
Nippon Sharyo Ltd.	61,700	1,415,331
Nippon Shinyaku Co. Ltd.	129,500	3,010,726

Nippon Shokubai Co. Ltd.	1,714,500	20,524,739
Nippon Signal Co. Ltd.	140,500	1,126,861
Nippon Soda Co. Ltd.	65,800	1,500,526
Nippon Thompson Co. Ltd.	383,200	1,814,342
Nippon Yakin Kogyo Co. Ltd.	333,700	9,365,263
Nipro Corp.	3,187,000	30,721,237
Nishikawa Rubber Co. Ltd.	32,900	648,014
Nishimatsu Construction Co. Ltd.	103,500	3,760,314
Nishi-Nippon Financial Holdings, Inc.	1,261,900	23,977,216
Nishi-Nippon Railroad Co. Ltd.	604,600	10,561,428
Nishio Holdings Co. Ltd.	485,300	13,975,355
Nissan Shatai Co. Ltd.	531,200	3,628,104
Nissan Tokyo Sales Holdings Co. Ltd.	66,200	213,763
Nissei ASB Machine Co. Ltd.	61,500	2,541,341
Nissha Co. Ltd.	800	6,140
Nisshin Oillio Group Ltd.	268,800	9,119,611
Nissui Corp.	4,249,900	33,615,835
NITTAN Corp.	171,400	779,575
Nittetsu Mining Co. Ltd.	1,310,600	15,327,178
Nitto Kogyo Corp.	192,300	4,853,048
Nittoc Construction Co. Ltd.	39,900	318,930
Nojima Corp.	3,982,200	29,832,524
NOK Corp.	1,405,200	25,042,880
Nomura Co. Ltd.	135,800	1,050,480
Nomura Micro Science Co. Ltd.(2)	362,300	7,249,929
Noritsu Koki Co. Ltd.	270,500	3,115,955
Noritz Corp.(2)	39,800	490,613
North Pacific Bank Ltd.	3,635,800	19,259,418
NPR-RIKEN Corp.	137,900	2,973,127
NS United Kaiun Kaisha Ltd.	329,600	12,626,602
NSK Ltd.	446,100	2,626,037
NTN Corp.	12,175,700	29,055,643
Ogaki Kyoritsu Bank Ltd.	299,000	8,076,434
Okasan Securities Group, Inc.	122,500	567,409
Oki Electric Industry Co. Ltd.	2,790,500	34,730,234
Okinawa Cellular Telephone Co.	240,600	4,321,010
Okinawa Financial Group, Inc.	187,400	5,578,756
Okura Industrial Co. Ltd.	120,000	3,815,771
Okuwa Co. Ltd.	37,200	202,019
Onward Holdings Co. Ltd.	61,000	271,224
Optex Group Co. Ltd.	124,700	1,962,903
Orient Corp.	1,501,640	9,944,469
Oriental Shiraishi Corp.	543,700	1,458,833
Osaka Organic Chemical Industry Ltd.	19,800	501,840
Osaka Steel Co. Ltd.(2)	200,500	3,662,670
Osaki Electric Co. Ltd.	264,800	2,066,201
OSG Corp.	920,800	13,552,368
Oval Corp.	25,600	98,315
Pacific Industrial Co. Ltd.	1,200,100	24,503,361
Pack Corp.	7,500	62,643
Pegasus Co. Ltd.	4,600	23,570
Penta-Ocean Construction Co. Ltd.	6,932,200	76,584,922
Pharma Foods International Co. Ltd.	4,300	21,616
PILLAR Corp.(2)	48,700	1,482,728
Press Kogyo Co. Ltd.	2,804,100	14,225,678

Prima Meat Packers Ltd.	285,000	4,801,008
PS Construction Co. Ltd.	310,900	4,785,703
Raito Kogyo Co. Ltd.	44,900	972,066
Raiznext Corp.	4,600	69,903
Rasa Industries Ltd.	101,200	3,754,880
Rengo Co. Ltd.	5,222,000	37,347,196
RENOVA, Inc.(1)	1,116,500	5,655,386
Resorttrust, Inc.	1,591,000	19,813,465
Restar Corp.	369,000	6,527,004
Retail Partners Co. Ltd.	37,900	323,592
Ricoh Leasing Co. Ltd.	367,500	13,693,925
Riken Technos Corp.	161,600	1,531,549
Riken Vitamin Co. Ltd.	18,900	357,740
Round One Corp.	1,533,200	9,962,544
Ryobi Ltd.	644,900	11,286,015
RYODEN Corp.	6,400	134,280
S Foods, Inc.	12,300	208,684
Sakai Chemical Industry Co. Ltd.	227,400	4,518,751
Sakata INX Corp.(2)	516,800	7,742,040
Sala Corp.	129,900	950,019
San ju San Financial Group, Inc.	256,600	6,727,774
San-A Co. Ltd.	52,200	960,460
San-Ai Obbli Co. Ltd.	499,200	6,706,486
Sangetsu Corp.	337,400	6,784,792
San-In Godo Bank Ltd.	809,400	7,538,390
Sanken Electric Co. Ltd.(1)	53,600	1,865,447
Sanki Engineering Co. Ltd.	493,000	17,568,199
Sanko Gosei Ltd.	175,800	940,193
Sanko Metal Industrial Co. Ltd.	28,500	259,997
Sankyo Tateyama, Inc.	900	3,539
Sankyu, Inc.	350,500	18,948,448
Sanoh Industrial Co. Ltd.	326,100	1,755,523
Sansei Technologies, Inc.	15,400	243,357
Sanshin Electronics Co. Ltd.	184,100	3,655,332
Sanyo Chemical Industries Ltd.	34,400	1,036,768
Sanyo Denki Co. Ltd.	51,300	1,331,771
Sanyo Electric Railway Co. Ltd.	18,300	244,404
Sanyo Shokai Ltd.	31,200	676,916
Sanyo Trading Co. Ltd.	14,500	143,304
Sato Corp.	532,300	7,855,568
Satori Electric Co. Ltd.	17,700	206,683
SAXA, Inc.	2,900	94,375
SBS Holdings, Inc.(2)	89,700	2,166,026
Scroll Corp.	386,700	3,098,868
SEC Carbon Ltd.	9,500	139,072
Seed Co. Ltd.	5,000	18,822
Seika Corp.	332,500	5,201,052
Seikitokyu Kogyo Co. Ltd.	13,800	142,389
Seiko Group Corp.	522,000	24,519,834
Seiren Co. Ltd.	181,400	3,754,394
Senko Group Holdings Co. Ltd.	2,586,800	32,288,352
Senshu Electric Co. Ltd.	14,800	452,885
Senshu Ikeda Holdings, Inc.	4,632,600	23,218,169
Seven Bank Ltd.	4,405,600	8,175,509
Shibaura Machine Co. Ltd.	289,000	8,027,552

Shibuya Corp.	28,500	624,056
Shikoku Bank Ltd.	255,500	2,725,519
Shikoku Kasei Holdings Corp.(2)	194,300	3,544,478
Shin Nippon Air Technologies Co. Ltd.	27,600	562,353
Shin Nippon Biomedical Laboratories Ltd.	17,200	200,726
Shinagawa Refra Co. Ltd.	170,500	2,173,113
Shindengen Electric Manufacturing Co. Ltd.	66,200	1,378,786
Shinko Shoji Co. Ltd.	101,400	664,703
Shinmaywa Industries Ltd.	995,500	11,917,314
Shinnihon Corp.	268,300	3,380,058
Shinsho Corp.	44,300	690,597
Shinwa Co. Ltd.	11,100	227,805
Ship Healthcare Holdings, Inc.	965,100	16,014,317
Shizuki Electric Co., Inc.	2,300	13,044
Showa Sangyo Co. Ltd.	95,000	1,888,748
Siix Corp.	1,035,900	8,633,588
Sintokogio Ltd.	65,300	439,153
SK-Electronics Co. Ltd.	154,400	3,072,785
SKY Perfect JSAT Holdings, Inc.	1,608,100	19,934,870
Sodick Co. Ltd.	634,600	3,955,343
Soken Chemical & Engineering Co. Ltd.	86,200	1,450,566
Sotetsu Holdings, Inc.	169,200	3,008,752
S-Pool, Inc.	338,400	602,626
Stanley Electric Co. Ltd.	766,900	15,014,241
Star Micronics Co. Ltd.	800	11,487
Starts Corp., Inc.	425,300	13,368,865
St-Care Holding Corp.	6,300	49,054
Studio Alice Co. Ltd.(2)	11,800	155,451
Sumida Corp.	1,156,000	8,934,475
Sumiseki Holdings, Inc.	127,800	473,185
Sumitomo Heavy Industries Ltd.	977,600	26,652,126
Sumitomo Osaka Cement Co. Ltd.	720,600	17,762,460
Sumitomo Riko Co. Ltd.	1,143,500	19,030,548
Sumitomo Rubber Industries Ltd.	1,253,100	17,480,757
Sumitomo Seika Chemicals Co. Ltd.	77,600	2,644,749
Sumitomo Warehouse Co. Ltd.	122,000	2,698,894
Suncall Corp.(2)	395,900	2,933,993
Sun-Wa Technos Corp.	2,200	41,273
SUNWELS Co. Ltd.(1)	26,800	79,187
Suzuken Co. Ltd.	243,300	9,462,131
Suzuki Co. Ltd.	164,300	2,445,613
T RAD Co. Ltd.	7,500	431,656
Tachi-S Co. Ltd.	530,100	6,906,600
Taihei Dengyo Kaisha Ltd.	1,500	22,056
Taiheiyo Cement Corp.	873,800	21,203,841
Taiho Kogyo Co. Ltd.	22,800	99,599
Taikisha Ltd.	425,200	8,780,684
Taisei Oncho Co. Ltd.	200	5,521
Taiyo Yuden Co. Ltd.	219,200	4,583,337
Takamiya Co. Ltd.	1,600	4,685
Takaoka Toko Co. Ltd.	66,800	1,561,612
Takara Holdings, Inc.	507,400	4,877,939
Takara Standard Co. Ltd.	862,600	15,301,274
Takasago International Corp.	860,600	8,588,094
Takashimaya Co. Ltd.	4,611,500	49,659,854

Take & Give Needs Co. Ltd.	14,700	73,398
Takeuchi Manufacturing Co. Ltd.	187,400	8,549,164
Tamura Corp.	679,300	2,640,777
Tanseisha Co. Ltd.	344,900	3,077,965
Tazmo Co. Ltd.(2)	211,700	2,937,261
Techno Ryowa Ltd.(2)	119,800	4,524,211
Teijin Ltd.	4,480,400	37,730,079
Tekken Corp.	12,100	327,497
Tera Probe, Inc.	62,600	2,388,146
Terasaki Electric Co. Ltd.(2)	34,600	1,095,003
Tess Holdings Co. Ltd.	454,000	1,019,312
Toa Corp.	7,400	80,536
Toa Corp.	1,269,200	23,808,916
Toagosei Co. Ltd.	97,700	1,021,113
TOBISHIMA HOLDINGS, Inc.	198,100	2,964,323
Tobu Railway Co. Ltd.	690,600	11,615,201
Toda Corp.	103,500	804,751
Toenec Corp.	810,600	10,313,963
Toho Bank Ltd.	205,700	670,957
Toho Co. Ltd.	65,000	1,466,157
Toho Holdings Co. Ltd.(2)	421,000	12,690,394
Toho Titanium Co. Ltd.	311,700	2,527,287
Tokai Carbon Co. Ltd.	4,872,200	32,107,604
TOKAI Holdings Corp.	1,997,400	13,825,364
Tokai Rika Co. Ltd.	1,341,500	25,534,551
Tokushu Tokai Paper Co. Ltd.	52,600	516,725
Tokuyama Corp.	1,774,400	46,734,363
Tokyo Electron Device Ltd.	91,600	1,858,996
Tokyo Kiraboshi Financial Group, Inc.	648,400	35,250,263
Tokyo Steel Manufacturing Co. Ltd.	911,200	8,418,868
Tokyo Tekko Co. Ltd.	205,200	7,688,751
Tokyotokeiba Co. Ltd.	80,400	2,836,703
Tokyu Construction Co. Ltd.	1,829,000	14,924,182
Toli Corp.	118,500	541,700
Tomen Devices Corp.	1,700	127,721
Tomoku Co. Ltd.	76,000	1,681,700
TOMONY Holdings, Inc.	3,636,800	17,436,212
Topre Corp.	973,100	14,301,856
Topy Industries Ltd.	160,500	3,104,654
Torishima Pump Manufacturing Co. Ltd.	31,200	382,303
Toshiba TEC Corp.	80,500	1,467,958
Totech Corp.	77,000	1,796,936
Totetsu Kogyo Co. Ltd.	3,600	103,525
Towa Bank Ltd.	247,600	1,605,908
Towa Pharmaceutical Co. Ltd.	267,100	5,582,047
Toyo Denki Seizo KK	5,600	70,642
Toyo Gosei Co. Ltd.	1,200	50,886
Toyo Kanetsu KK	31,800	975,403
Toyo Seikan Group Holdings Ltd.	439,200	10,478,467
Toyo Tanso Co. Ltd.(2)	72,700	2,304,469
Toyo Tire Corp.	1,369,800	37,686,658
Toyobo Co. Ltd.	1,517,400	11,738,378
Toyoda Gosei Co. Ltd.(2)	1,360,900	31,132,162
Toyota Boshoku Corp.	1,485,300	23,048,165
TPR Co. Ltd.	1,141,600	9,406,426

Traders Holdings Co. Ltd.	156,500	935,808
Transaction Media Networks, Inc.(1)	1,200	3,585
Transcosmos, Inc.	54,700	1,307,609
TRE Holdings Corp.	968,240	10,237,228
Trusco Nakayama Corp.	587,100	8,976,581
TS Tech Co. Ltd.	280,300	3,237,474
Tsubaki Nakashima Co. Ltd.	35,300	83,422
Tsubakimoto Chain Co.	751,700	10,867,834
Tsuburaya Fields Holdings, Inc.	12,500	159,956
Tsugami Corp.	675,300	12,188,308
Tsukada Global Holdings, Inc.	18,100	64,939
Tsukuba Bank Ltd.(2)	727,600	1,805,440
Tsuzuki Denki Co. Ltd.	8,100	168,286
UACJ Corp.	3,324,400	43,948,039
Uchida Yoko Co. Ltd.	143,200	10,082,321
Unipres Corp.	1,147,400	8,878,854
United Arrows Ltd.	25,500	382,153
UNITED, Inc.	3,900	12,516
Unitika Ltd.(1)	32,400	76,719
Ushio, Inc.	504,000	7,925,091
V Technology Co. Ltd.(2)	55,800	1,054,839
Valor Holdings Co. Ltd.	1,085,500	22,419,511
Vital KSK Holdings, Inc.	53,300	452,055
VT Holdings Co. Ltd.	715,100	2,354,028
Wacom Co. Ltd.	150,500	810,011
Wakita & Co. Ltd.	232,300	2,840,067
Warabeya Nichiyo Holdings Co. Ltd.	138,900	2,989,675
Wellnet Corp.	13,000	54,735
West Holdings Corp.(2)	114,400	1,121,368
World Holdings Co. Ltd.	27,900	473,495
Xebio Holdings Co. Ltd.	55,000	372,051
Yahagi Construction Co. Ltd.	315,900	4,713,987
YAMABIKO Corp.	479,800	8,329,442
Yamae Group Holdings Co. Ltd.	327,400	5,202,187
Yamagata Bank Ltd.	900	10,763
Yamaichi Electronics Co. Ltd.	480,300	17,892,991
Yamax Corp.	10,100	121,838
Yashima Denki Co. Ltd.	183,200	3,085,871
YE DIGITAL Corp.	2,500	10,331
Yellow Hat Ltd.	244,800	2,614,795
Yokogawa Bridge Holdings Corp.	561,300	10,679,380
Yokorei Co. Ltd.	478,000	4,187,835
Yokowo Co. Ltd.	84,000	1,161,555
Yondenko Corp.	29,200	282,295
Yorozu Corp.	600	3,727
Yuasa Trading Co. Ltd.	297,400	10,321,711
Yurtec Corp.	688,500	12,100,780
Yushiro, Inc.	10,200	151,998
Zacros Corp.	605,500	4,572,362
Zenrin Co. Ltd.	181,600	1,207,390
Zeon Corp.	239,700	2,740,307
Zero Co. Ltd.	6,300	135,234
		4,898,241,289
Netherlands — 1.1%
Aalberts NV	168,111	5,420,917

Alfen NV(1)(2)	287,668	3,516,766
AMG Critical Materials NV	352,285	10,849,948
ASR Nederland NV	189,906	12,822,087
Basic-Fit NV(1)(2)	531,316	17,504,558
Brunel International NV(2)	76,824	714,601
CM.com NV(1)(2)	672	3,856
Constellium SE(1)	1,346,917	22,641,675
Corbion NV(2)	155,610	3,483,721
Ferrari Group PLC(2)	3,228	34,908
Flow Traders Ltd.(1)	279	7,721
ForFarmers NV	86,557	444,418
Fugro NV(2)	1,508,134	15,237,230
InPost SA(1)(2)	198,401	2,329,634
Koninklijke BAM Groep NV	1,340,064	13,327,561
Koninklijke Heijmans NV, CVA	434,319	30,354,175
Koninklijke Vopak NV	386,596	17,509,705
Nedap NV	14,475	1,575,472
PostNL NV	55,196	65,150
SBM Offshore NV	149,454	4,263,047
SIF Holding NV(1)(2)	10,725	81,955
Sligro Food Group NV	54,905	629,573
		162,818,678
New Zealand — 0.2%
Air New Zealand Ltd.	52,091,787	17,790,405
Eroad Ltd.(1)	4,201,395	3,692,146
Fletcher Building Ltd.(1)(2)	3,249,139	6,251,410
KMD Brands Ltd.(1)(2)	431,191	66,741
Oceania Healthcare Ltd.(1)	3,297,560	1,601,286
SKYCITY Entertainment Group Ltd.(1)(2)	11,752,365	5,667,369
Warehouse Group Ltd.(1)	8,816	3,919
		35,073,276
Norway — 1.8%
2020 Bulkers Ltd.	196,371	2,786,383
ABG Sundal Collier Holding ASA	66,471	53,245
Aker Solutions ASA	1,104,015	3,345,393
Avance Gas Holding Ltd.(1)	44,441	4
Bluenord ASA(1)	62,946	2,713,367
Bonheur ASA	4,389	97,302
BW LPG Ltd.	2,180,612	27,703,908
BW Offshore Ltd.	2,175,976	8,000,800
Cadeler AS(1)	58,821	258,262
Cool Co. Ltd.(1)	188,165	1,844,150
DNO ASA	13,058,489	18,769,196
Grieg Seafood ASA(1)	422,727	3,011,210
Hoegh Autoliners ASA	2,842,654	25,095,921
Kid ASA	64,929	871,758
Klaveness Combination Carriers ASA	33,900	262,776
Kongsberg Automotive ASA(1)	94,622	17,179
Morrow Bank ASA	16,501	21,598
MPC Container Ships ASA	11,067,215	19,626,854
Nordic Mining ASA(1)	9,851	15,452
Norske Skog ASA(1)	1,457,995	2,438,507
Norwegian Air Shuttle ASA	17,614,324	30,110,592
Odfjell Drilling Ltd.	1,441,466	11,945,220
Odfjell SE, Class A	156,628	1,989,478

Odfjell Technology Ltd.	45	248
Panoro Energy ASA(1)	726,972	1,368,651
Petronor E&P ASA(1)	26,297	27,188
Rana Gruber ASA	128,760	847,009
Scatec ASA(1)	1,353,653	13,324,123
Sea1 offshore, Inc.	223,899	473,029
Solstad Offshore ASA	111,828	462,475
SpareBank 1 Nord Norge	2,277,420	32,067,008
SpareBank 1 SMN	360,790	6,829,464
Sparebanken Norge	51,061	905,244
Stolt-Nielsen Ltd.	430,677	14,487,761
TGS ASA	3,045,767	26,195,294
Wallenius Wilhelmsen ASA	886,209	8,003,796
		265,969,845
Portugal — 0.3%
Altri SGPS SA(2)	30,827	163,192
CTT-Correios de Portugal SA	3,317,157	27,158,687
Mota-Engil SGPS SA(2)	812,900	4,480,730
Navigator Co. SA(2)	780,076	2,753,349
NOS SGPS SA	60,927	260,754
Semapa-Sociedade de Investimento e Gestao	112,479	2,201,271
Teixeira Duarte SA(1)(2)	3,814,563	2,997,136
		40,015,119
Singapore — 1.8%
Aztech Global Ltd.	1,134,700	557,040
Banyan Tree Holdings Ltd.	39,500	19,217
Boustead Singapore Ltd.	276,000	351,549
BRC Asia Ltd.	3,800	11,542
Bumitama Agri Ltd.(2)	1,816,700	2,089,287
China Aviation Oil Singapore Corp. Ltd.	4,989,000	5,818,205
China Sunsine Chemical Holdings Ltd.	1,652,600	1,001,668
CNMC Goldmine Holdings Ltd.	2,297,800	1,902,036
CSE Global Ltd.(2)	4,246,250	3,131,870
First Resources Ltd.	14,237,800	22,756,429
Food Empire Holdings Ltd.	221,400	439,892
Geo Energy Resources Ltd.(2)	40,496,500	13,919,314
Golden Agri-Resources Ltd.	83,282,400	17,722,567
Hafnia Ltd.	4,661,190	28,097,952
Hong Fok Corp. Ltd.	100	61
Hong Leong Asia Ltd.	1,121,200	1,832,832
Hour Glass Ltd.	112,800	195,947
Hutchison Port Holdings Trust, U Shares	82,872,600	17,415,014
Indofood Agri Resources Ltd.	178,900	52,431
InnoTek Ltd.	357,100	188,896
ISDN Holdings Ltd.	1,490,164	454,171
Keppel Infrastructure Trust	6,825,500	2,479,297
LHN Ltd.	4,905,789	2,539,320
Marco Polo Marine Ltd.(2)	49,361,500	4,456,001
Olam Group Ltd.(2)	8,685,700	6,341,449
Pan-United Corp. Ltd.	168,300	133,803
QAF Ltd.	42,700	29,343
Raffles Medical Group Ltd.	1,431,400	1,093,539
Rex International Holding Ltd.(1)(2)(3)	73,561,700	8,670,159
RH PetroGas Ltd.(1)(2)	10,651,100	1,329,068
Riverstone Holdings Ltd.(2)	19,900	12,672

Samudera Shipping Line Ltd.	14,226,800	10,163,535
Tuan Sing Holdings Ltd.	53,716	13,289
Wee Hur Holdings Ltd.(2)	22,384,300	12,209,113
Yangzijiang Financial Holding Ltd.(2)	88,584,200	32,194,787
Yangzijiang Maritime Development Pte. Ltd.(1)(2)	88,584,200	46,484,744
Yanlord Land Group Ltd.(1)(2)	17,621,300	9,399,169
		255,507,208
South Africa — 0.0%
Anglogold Ashanti PLC (New York)	4,040	346,147
Spain — 1.5%
Acerinox SA	2,426,251	34,308,900
Aedas Homes SA	2,841	78,014
Amper SA(1)(2)	97,950	15,797
Atresmedia Corp. de Medios de Comunicacion SA(2)	776,222	4,866,897
Audax Renovables SA(1)	10,379	16,412
Bankinter SA	2,472,793	38,982,635
Construcciones y Auxiliar de Ferrocarriles SA	140,502	8,863,100
Ence Energia y Celulosa SA(1)(2)	468,697	1,295,031
Ercros SA(1)	100,250	383,915
Gestamp Automocion SA	3,809,252	13,158,910
Grenergy Renovables SA(1)	79,383	6,290,046
Melia Hotels International SA	1,218,607	10,315,908
Miquel y Costas & Miquel SA	215	3,445
Obrascon Huarte Lain SA(1)	6,046,877	2,707,973
Prosegur Cia de Seguridad SA	65,231	216,879
Sacyr SA	7,323,357	32,724,909
Solaria Energia y Medio Ambiente SA(1)	709,294	13,732,995
Tecnicas Reunidas SA(1)	401,789	13,300,319
Tubacex SA(2)	94,596	379,217
Tubos Reunidos SA(1)(2)	29,396	12,882
Unicaja Banco SA	8,577,549	25,191,933
Vidrala SA	53,279	5,186,453
Viscofan SA	230	14,310
		212,046,880
Sweden — 4.4%
AcadeMedia AB	487,897	5,326,046
Alleima AB	3,118,471	27,101,994
Alligo AB, Class B	19,267	243,075
Apotea AB(1)	169,144	1,605,415
AQ Group AB	715,406	14,413,473
Arjo AB, B Shares	613,108	2,089,047
Avanza Bank Holding AB	55,047	2,169,863
Bahnhof AB, B Shares	2,322	13,925
Beijer Alma AB	66,874	1,993,233
BICO Group AB(1)	762	1,712
Bilia AB, A Shares	1,751,974	23,303,415
Billerud Aktiebolag	3,222,487	31,892,314
BioArctic AB(1)(2)	103,231	3,335,713
Bonava AB, B Shares(1)	1,875,333	2,075,640
Boozt AB(1)(2)	230,595	2,628,575
Bufab AB	874,382	9,059,994
Bulten AB	2,600	13,716
Bure Equity AB	324,385	8,765,876
Byggmax Group AB	107,601	570,188
Cibus Nordic Real Estate AB publ	235,209	4,080,480

Cint Group AB(1)(2)	2,646,541	845,553
Clas Ohlson AB, B Shares	1,554,204	60,092,063
Cloetta AB, B Shares	407,440	1,698,067
Corem Property Group AB, B Shares	18,908,373	7,959,311
CTT Systems AB	2,161	42,388
Dios Fastigheter AB	2,046,915	14,025,469
Dynavox Group AB(1)	1,851,914	19,369,585
Electrolux AB, B Shares(1)	2,156,676	13,733,039
Elekta AB, B Shares(2)	182,947	1,125,947
Embracer Group AB(1)	1,360,618	13,231,381
Engcon AB(2)	64,500	527,108
G5 Entertainment AB(2)	33,668	320,137
GomSpace Group AB(1)(2)	308,782	508,867
Granges AB	1,545,202	22,609,880
Gruvaktiebolaget Viscaria(1)(2)	260,861	354,197
Hanza AB	491,108	6,137,319
Haypp Group AB(1)	8,433	133,859
Hemnet Group AB	119,921	2,231,791
Hexatronic Group AB(1)(2)	2,597,376	5,835,734
Hoist Finance AB	256,700	2,737,199
Intellego Technologies AB(1)(2)	338,292	1,667,963
INVISIO AB(2)	24,608	678,309
JM AB	1,294,181	19,195,382
Kopparbergs Bryggeri AB, B Shares	11,841	139,321
Lime Technologies AB	50,335	1,710,552
Loomis AB	1,167,728	47,070,164
Maha Capital AB(1)	597,572	470,088
Medcap AB(1)	89,641	5,214,901
NCC AB, B Shares	2,381,235	54,800,703
Nelly Group AB	189,382	1,874,591
Net Insight AB, B Shares(1)	193,275	81,707
New Wave Group AB, B Shares	1,255,491	15,251,386
Nobia AB(1)	3,442,368	1,471,943
Nolato AB, B Shares	43,888	284,618
Norion Bank AB(1)	213,077	1,455,587
Note AB	354,528	6,696,183
NP3 Fastigheter AB	59,737	1,643,912
Nyfosa AB	2,226,898	18,012,695
Pandox AB	674,091	13,593,995
Paradox Interactive AB	845,109	16,284,561
Peab AB, Class B	5,033,838	42,540,388
Platzer Fastigheter Holding AB, B Shares	462,711	3,605,634
Plejd AB(1)	28,666	2,292,393
RaySearch Laboratories AB(2)	721,715	17,800,264
Rottneros AB(1)	12,445	3,708
Rusta AB(2)	604,305	4,468,005
Rvrc Holding AB	80,633	533,826
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	14,624	12,420
Saniona AB(1)	2,022,748	3,788,361
Scandi Standard AB	755,242	7,685,290
SkiStar AB	1,176,018	21,392,175
Storytel AB	1,943	16,261
TF Bank AB	8,721	152,695
Tobii AB(1)	128,638	23,351
Troax Group AB(2)	110,574	1,642,476

Truecaller AB, B Shares(2)	3,128,797	8,301,329
VBG Group AB, B Shares(2)	2,146	88,018
Viaplay Group AB, B Shares(1)(2)	9,786,122	997,697
Wihlborgs Fastigheter AB(2)	357,558	3,484,523
Zinzino AB, Class B(2)	319,083	5,629,110
		646,259,073
Switzerland — 3.8%
ALSO Holding AG(2)	66,758	17,767,556
Arbonia AG(2)	85,998	553,960
Ascom Holding AG	26,445	115,524
Autoneum Holding AG(2)	126,188	23,740,092
Basilea Pharmaceutica Ag Allschwil(1)	138,859	8,486,119
Bell Food Group AG	12,597	3,601,640
Bossard Holding AG, Class A(2)	26,625	5,213,856
Bucher Industries AG	113,651	50,647,306
Burckhardt Compression Holding AG	33,955	22,899,350
Burkhalter Holding AG	13,330	2,312,459
Bystronic AG(2)	1,493	468,562
Cembra Money Bank AG	127,608	15,087,284
Cicor Technologies Ltd.(1)	35,961	8,017,451
Clariant AG(1)(2)	222,278	2,017,523
COSMO Pharmaceuticals NV	73,611	5,710,108
Daetwyler Holding AG, Bearer Shares	75,621	14,749,769
DKSH Holding AG	170,064	11,896,704
dormakaba Holding AG	257,974	21,251,276
EFG International AG(1)	1,653,163	37,950,704
Emmi AG	9,694	8,755,661
Forbo Holding AG(2)	9,843	9,038,827
Georg Fischer AG(2)	388,388	25,699,512
Gurit Holding AG, Bearer Shares(1)	6,902	90,873
Huber & Suhner AG	1,567	285,772
Implenia AG	248,018	20,906,749
Interroll Holding AG	1,551	4,326,984
Komax Holding AG(1)(2)	1,213	92,192
Leonteq AG(2)	193,122	3,726,693
Medmix AG	5,837	76,666
Metall Zug AG, B Shares(2)	13	12,958
Mobimo Holding AG(1)	2,058	919,911
Montana Aerospace AG(1)	13,310	410,627
Newron Pharmaceuticals SpA(1)(2)	65,163	1,438,006
PolyPeptide Group AG(1)(2)	119,749	3,780,091
R&S Group Holding AG(1)	45,339	995,433
Schweiter Technologies AG	2,852	936,858
SFS Group AG	155,088	19,838,363
Siegfried Holding AG(1)	121,065	10,865,828
Stadler Rail AG(2)	908,381	22,835,619
Swiss Steel Holding AG(1)(2)	9,470	12,971
Swissquote Group Holding SA	149,459	92,411,707
Valiant Holding AG	259,572	45,246,273
Vetropack Holding AG	70,084	1,949,254
Vontobel Holding AG	197,582	14,950,123
V-ZUG Holding AG(2)	347	17,962
Zehnder Group AG	141,707	12,263,644
		554,372,800

United Kingdom — 10.3%
4imprint Group PLC	101,163	5,229,445
Aberdeen Group PLC	184,393	505,172
AEP Plantations PLC	7,381	139,389
AltynGold PLC(1)	21,105	275,573
Anglo Asian Mining PLC(1)(2)	659,535	2,019,255
ASOS PLC(1)(2)	329,699	1,058,925
Aston Martin Lagonda Global Holdings PLC(1)(2)	1,444	1,221
Atalaya Mining Copper SA	1,561,121	14,703,877
Aviva PLC	584,253	5,041,141
Barratt Redrow PLC	1,800,233	9,405,619
Bellway PLC	425,511	15,983,037
Berkeley Group Holdings PLC	500,112	24,879,380
Bodycote PLC	123,200	1,034,298
boohoo Group PLC(1)(2)	9,134,851	2,783,038
Burberry Group PLC(1)	1,102,623	16,673,462
Burford Capital Ltd. (London)	780	7,445
Central Asia Metals PLC	2,732,671	5,917,432
Clarkson PLC	14,104	705,942
Close Brothers Group PLC(1)	2,275,124	13,549,805
CMC Markets PLC	1,825,251	6,993,900
Coats Group PLC	22,361,616	23,939,567
Computacenter PLC	1,206,579	47,475,976
Conduit Holdings Ltd.	1,580	7,171
Costain Group PLC	41,413	84,148
DFS Furniture PLC(1)	198,324	413,885
Diversified Energy Co.(1)	920,602	13,913,837
Dowlais Group PLC	672,311	758,671
Dr. Martens PLC	503,283	514,633
Drax Group PLC	8,773,151	86,326,520
Dunelm Group PLC	703,863	10,365,756
easyJet PLC	3,888,309	25,694,695
Ecora Resources PLC	579,483	782,669
Endeavour Mining PLC	615	28,240
Energean PLC	773,682	9,625,949
EnQuest PLC	28,062,614	4,035,038
FDM Group Holdings PLC	135,587	249,972
Ferrexpo PLC(1)	3,149,912	3,108,780
Firstgroup PLC	16,163,737	37,760,054
Foresight Group Holdings Ltd.	454,465	2,861,961
Forterra PLC	1,388,278	3,406,981
Foxtons Group PLC	400,936	299,571
Frasers Group PLC(1)	1,432,730	14,602,500
Frontier Developments PLC(1)(2)	104,703	741,199
Funding Circle Holdings PLC(1)(2)	117,201	196,765
Genel Energy PLC(1)	245,284	191,927
Georgia Capital PLC(1)	106,931	3,936,522
Goodwin PLC	2,436	636,378
Grafton Group PLC	1,191,092	14,945,078
Greggs PLC(2)	1,480,339	30,606,804
Gulf Keystone Petroleum Ltd.	2,945,585	6,690,121
Gulf Marine Services PLC(1)	316,511	64,459
Gym Group PLC(1)	277,585	531,883
Halfords Group PLC	2,186,592	4,048,329
Hays PLC	4,460,943	3,409,141

Hikma Pharmaceuticals PLC	980,823	20,187,649
Hill & Smith PLC	94,494	2,825,526
Hilton Food Group PLC	658,273	4,438,404
Hiscox Ltd.	260,943	4,624,148
Hochschild Mining PLC	7,366,596	39,296,251
Howden Joinery Group PLC	5,403,798	60,205,111
Hunting PLC	941,530	4,623,012
Ibstock PLC	4,622,797	8,221,467
ICG PLC	1,051,950	28,927,407
IG Group Holdings PLC	1,928,226	28,927,193
Impax Asset Management Group PLC	230,670	529,752
Inchcape PLC	1,686,805	17,209,726
IntegraFin Holdings PLC	2,035	9,365
International Personal Finance PLC	368,007	996,727
Investec PLC	3,292,233	23,863,671
IP Group PLC(1)	480,560	410,831
IQE PLC(1)	1,764	121
J D Wetherspoon PLC(2)	1,352,277	12,314,109
J Sainsbury PLC	494,649	2,109,695
JD Sports Fashion PLC	9,075,155	9,294,004
JET2 PLC	2,732,729	50,895,496
Johnson Matthey PLC	2,588,087	68,172,333
Johnson Service Group PLC	6,082,904	11,394,472
Jubilee Metals Group PLC(1)	2,375,923	91,539
Just Group PLC	695,305	1,972,397
Keller Group PLC	1,272,598	27,392,083
Lancashire Holdings Ltd.	743,572	5,751,360
Lion Finance Group PLC	647,714	76,861,433
Liontrust Asset Management PLC	261,237	910,393
Luceco PLC	11,555	21,094
Man Group PLC	10,517,033	28,764,285
Marex Group PLC	477,753	16,621,027
Marks & Spencer Group PLC	108,450	499,262
Marston's PLC(1)	2,349,629	1,864,869
McBride PLC	88,114	144,433
Mears Group PLC	930,862	4,376,311
Metals Exploration PLC(1)	231,080	37,644
Mitchells & Butlers PLC(1)	2,644,175	10,101,349
Mitie Group PLC	6,329,370	13,330,981
Molten Ventures PLC(1)	2,773	18,046
Morgan Advanced Materials PLC	1,430,426	3,835,573
Morgan Sindall Group PLC	147,833	9,297,084
MP Evans Group PLC	45,553	778,227
Ninety One PLC	3,968,351	11,255,279
On the Beach Group PLC	1,221	3,080
OSB Group PLC	5,842,949	44,309,186
Pagegroup PLC	5,025,241	15,979,252
Pan African Resources PLC	29,962,209	39,637,784
Paragon Banking Group PLC	3,421,434	38,131,092
Petra Diamonds Ltd.(1)(2)	162,160	38,385
Pinewood Technologies Group PLC(1)	272,447	1,284,542
Plus500 Ltd.	1,212,221	50,806,028
Polar Capital Holdings PLC	188,774	1,356,299
Prax Exploration & Production PLC(1)	1,669,848	53,580
PZ Cussons PLC	135,431	143,737

QinetiQ Group PLC	1,478,407	8,141,145
Quilter PLC	18,484,997	46,712,166
Rathbones Group PLC	96,397	2,356,950
Reach PLC	5,597,357	4,344,028
RHI Magnesita NV	69,439	2,328,003
RWS Holdings PLC	937,960	992,794
S4 Capital PLC(2)	3,414,052	770,435
Savills PLC	165,471	2,229,612
Secure Trust Bank PLC	3,228	43,352
Senior PLC	2,288,094	5,532,468
Serabi Gold PLC(1)	215,310	823,595
Serica Energy PLC	5,945,249	13,457,691
SIG PLC(1)	159,650	19,546
Sigmaroc PLC(1)	1,442,362	2,282,644
Speedy Hire PLC	5,441,430	2,083,676
Spire Healthcare Group PLC	2,343,280	7,122,553
St. James's Place PLC	1,159,847	21,365,393
SThree PLC	1,585,697	3,494,027
Synthomer PLC(1)	1,348	1,125
TBC Bank Group PLC	617,755	33,361,343
TP ICAP Group PLC	1,666,254	5,617,240
Travis Perkins PLC	63,858	539,194
Treatt PLC(2)	144,296	414,525
TT Electronics PLC(1)	165,822	293,589
Vanquis Banking Group PLC(1)	2,917,567	4,356,716
Vertu Motors PLC	2,253,671	1,899,659
Vesuvius PLC	2,563,051	12,979,825
Victrex PLC	187,457	1,566,208
Volex PLC	180,718	946,647
Watches of Switzerland Group PLC(1)	1,112,253	7,092,523
Wickes Group PLC	3,645,081	11,347,963
XP Power Ltd.(1)	19,102	230,601
Yellow Cake PLC(1)	243,233	1,686,495
Yu Group PLC	30,717	618,009
Zigup PLC	4,771,508	21,710,653
		1,513,069,033
United States — 0.0%
Indivior PLC(1)	119,173	4,004,215
TOTAL COMMON STOCKS (Cost $11,257,623,912)		14,532,073,451
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	7,122	196
Hong Kong — 0.0%
CSI Properties Ltd.(1)	4,000	10
Italy — 0.0%
Fincantieri SpA(1)(2)	637,623	1,415,807
Geox SpA(1)	27,265	1,614
Webuild SpA(1)(2)	35,053	137,579
		1,555,000
TOTAL WARRANTS (Cost $—)		1,555,206
RIGHTS — 0.0%
Canada — 0.0%
Calfrac Well Services Ltd.(1)	28,265	2,427

Greenfire Resources Ltd.(1)(2)	1,340	767
		3,194
France — 0.0%
Eutelsat Communications SACA(1)(2)	947,817	637,884
Spain — 0.0%
Viscofan SA(1)	230	406
Sweden — 0.0%
Gruvaktiebolaget Viscaria(1)	252,443	33,076
United States — 0.0%
Resolute Forest Products, Inc.(1)	212,429	119,875
TOTAL RIGHTS (Cost $1,092,801)		794,435
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	42,889,361	42,889,361
State Street Navigator Securities Lending Government Money Market Portfolio(4)	177,183,092	177,183,092
TOTAL SHORT-TERM INVESTMENTS (Cost $220,072,453)		220,072,453
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $11,478,789,166)		14,754,495,545
OTHER ASSETS AND LIABILITIES — (0.9)%		(124,706,094)
TOTAL NET ASSETS — 100.0%		$14,629,789,451

MARKET SECTOR DIVERSIFICATI
(as a % of net as
Information Technolog	5.4%
Consumer Staple	3.2%
Communication Service	1.9%
Health Car	1.7%
Utilities	1.7%
Real Estat	1.2%
Short-Term Investment	1.5%
Other Assets and Liabilit	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $393,871,543. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $415,889,993, which includes securities collateral of $238,706,901.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$97,394,296	$14,434,679,155	—
Warrants	—	1,555,206	—
Rights	119,875	674,560	—
Short-Term Investments	220,072,453	—	—
	$317,586,624	$14,436,908,921	—

3. Affiliated Fund Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended November 30, 2025 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
AT&S Austria Technologie & Systemtechnik AG(1)	$42,006	$11,788	—	$27,675	$81,469	$2,149	—	—
Rex International Holding Ltd.(1)(2)	10,229	2	—	(1,561)	8,670	73,562	—	—
	$52,235	$11,790	—	$26,114	$90,139	$75,711	—	—
(1)Security, or a portion thereof, is on loan.
(2)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.